Other operating items	12 Months Ended
Dec. 31, 2018
Other Operating Gains (Losses) [Abstract]
Other operating items
Other operating items
Other operating items comprise the following:

(In US$ millions)	2018	2017	2016
Loss on impairment of goodwill	$(3.2)	$—	$—
Revaluation of contingent consideration	$—	$89.9	$—
Gain on sale of assets	—	0.8	—
Total	$(3.2)	$90.7	$—

During the year ended December 31, 2018, we recognized a loss on impairment of goodwill following early adoption of ASU 2017-04, Intangibles. For further information refer to Note 3 - ''Recent accounting standards''.
There was gain on revaluation of contingent consideration of $89.9 million for the year ended December 31, 2017. This gain resulted from a decrease in the fair value of contingent liabilities to Seadrill relating to the purchase of the West Polaris in 2015. We use estimates of long-term dayrates and re-contracting factors to determine the fair value of these liabilities. These estimates decreased during 2017 as new market information became available. For further information please see Note 14 - "Related party transactions".